Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Direct premiums and contract charges		$ 921,444	$ 1,328,917	$ 1,463,472
Assumed premiums and contract charges		5,258	4,749	5,939
Ceded premiums and contract charges		(702,833)	(971,047)	(1,106,638)
Net amount		$ 223,869	$ 362,619	$ 362,773
Predecessor
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 331,899
Assumed premiums and contract charges	1,581
Predecessor | Affiliates
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	(244,797)
Predecessor | Non-affiliates
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (88,683)